Hood River International Opportunity Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.4%		Shares	Value
COMMUNICATION SERVICES - 3.1%
Entertainment - 2.4%
CD Projekt SA		35,835	$2,671,708
Hacksaw AB (a)		228,000	1,657,979
			4,329,687
Interactive Media & Services - 0.7%
Karnov Group AB (a)		99,688	1,194,339
TOTAL COMMUNICATION SERVICES			5,524,026

CONSUMER DISCRETIONARY - 12.5%
Automobile Components - 3.8%
Minth Group Ltd.		419,000	1,814,354
Musashi Seimitsu Industry Co. Ltd.		141,000	3,284,271
Schaeffler AG		241,837	1,618,434
			6,717,059
Automobiles - 0.3%
Zhejiang Leapmotor Technology Co. Ltd. - Class H (a)(b)		62,000	528,952
			$–
Broadline Retail - 1.6%
Falabella SA		353,010	2,092,879
MINISO Group Holding Ltd. - ADR (c)		34,470	775,575
			2,868,454
Hotels, Restaurants & Leisure - 4.0%
Cirsa Enterprises SA (a)		40,000	728,382
Genius Sports Ltd. (a)		229,952	2,846,806
Lottomatica Group SpA		61,537	1,655,918
WEB Travel Group Ltd. (a)		752,258	1,967,195
			7,198,301
Household Durables - 0.6%
Cury Construtora e Incorporadora SA		180,906	1,175,052
			$–
Management of Companies and Enterprises - 0.5%
Viking Holdings Ltd. ORD SHS (a)(c)		14,058	873,845
			$–
Specialty Retail - 0.7%
KITS Eyecare Ltd. (a)		104,000	1,213,595
			$–
Textiles, Apparel & Luxury Goods - 1.0%
Kurabo Industries Ltd.		37,000	1,763,986
TOTAL CONSUMER DISCRETIONARY			22,339,244

CONSUMER STAPLES - 1.2%
Food Products - 0.3%
Winfarm SAS (a)		129,813	556,287
			$–
Personal Care Products - 0.9%
Oddity Tech Ltd. - Class A (a)(c)		24,669	1,536,879
TOTAL CONSUMER STAPLES			2,093,166

ENERGY - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Cameco Corp. (c)		44,839	3,760,199
TOTAL ENERGY			3,760,199

FINANCIALSs - 9.5%
Banks - 3.9%
Banco BPM SpA		91,702	1,376,313
BPER Banca SPA		93,351	1,038,267
Credicorp Ltd.		6,000	1,597,680
Credito Emiliano SpA		54,850	885,493
Grupo Cibest SA - ADR		38,836	2,017,142
			6,914,895
Capital Markets - 2.3%
flatexDEGIRO AG		31,664	1,040,212
Pensionbee Group PLC (a)		525,000	1,129,716
Plus500 Ltd.		43,603	1,889,763
			4,059,691
Consumer Finance - 1.5%
Kaspi.KZ JSC - ADR		12,835	1,048,363
Zip Co. Ltd. (a)		575,000	1,689,795
			2,738,158
Financial Services - 0.9%
Boku, Inc. (a)(b)		510,000	1,536,413
			$–
Insurance - 0.9%
Revo Insurance SpA		79,468	1,619,683
Total Financials			16,868,840

HEALTH CARE - 3.5%
Health Care Equipment & Supplies - 1.6%
Establishment Labs Holdings, Inc. (a)(c)		53,124	2,177,553
Implantica AG (a)		83,204	570,931
			2,748,484
Health Care Technology - 0.8%
Craneware PLC		45,769	1,471,158
			$–
Pharmaceuticals - 1.1%
Verona Pharma PLC - ADR (a)		18,882	2,014,898
TOTAL HEALTH CARE			6,234,540

INDUSTRIALS - 31.3%(d)
Aerospace & Defense - 4.7%
A2Z Cust2Mate Solutions Corp. (a)		187,500	1,498,125
Avio SpA		53,000	3,341,192
Hanwha Systems Co. Ltd.		41,000	1,742,805
Theon International PLC		48,000	1,835,143
			8,417,265
Building Products - 0.9%
KRN Heat Exchanger And Refrigeration Ltd. (a)		163,000	1,544,398
			$–
Commercial Services & Supplies - 2.6%
GFL Environmental, Inc.		49,738	2,356,587
Orizon Valorizacao de Residuos SA (a)		220,000	2,301,996
			4,658,583
Construction & Engineering - 7.7%
Dai-Dan Co. Ltd.		86,000	3,598,393
Hyundai Engineering & Construction Co. Ltd.		33,377	1,294,772
Kandenko Co. Ltd.		131,000	3,591,499
Sanki Engineering Co. Ltd.		72,000	2,400,715
Sumitomo Densetsu Co. Ltd.		66,000	2,846,652
			13,732,031
Electrical Equipment - 4.0%
Fujikura Ltd.		22,000	2,151,972
Hyosung Heavy Industries Corp.		2,412	2,314,312
Siemens Energy AG (a)		23,000	2,704,328
			7,170,612
Machinery - 9.7%
Circus SE (a)		76,190	1,292,569
Hanwha Ocean Co. Ltd. (a)		18,459	1,451,144
IHI Corp.		195,300	3,637,321
Japan Steel Works Ltd.		15,300	928,153
Kornit Digital Ltd. (a)		96,466	1,302,291
Mitsubishi Heavy Industries Ltd.		119,000	3,114,124
Union Tool Co.		30,000	1,551,238
Wartsila OYJ Abp		89,000	2,669,534
Zhejiang Sanhua Intelligent Controls Co. Ltd. - Class H (a)		237,000	1,332,158
			17,278,532
Professional Services - 0.9%
Chrysos Corp. Ltd. (a)		320,000	1,657,109
			$–
Trading Companies & Distributors - 0.8%
Zedcor, Inc. (a)		373,400	1,400,552
TOTAL INDUSTRIALS			55,859,082

INFORMATION TECHNOLOGY - 26.8%(d)
Electronic Equipment, Instruments & Components - 6.4%
Fabrinet (a)		13,733	5,007,326
Kraken Robotics, Inc. (a)		503,400	1,642,190
Maruwa Co. Ltd.		4,900	1,279,914
Next Vision Stabilized Systems Ltd.		41,000	1,859,107
Taiwan Union Technology Corp.		155,000	1,612,204
			11,400,741
IT Services - 7.9%
Applied Digital Corp. (a)(c)		477,255	10,948,230
Indra Sistemas SA		31,000	1,388,047
Kingsoft Cloud Holdings Ltd. - ADR (a)(c)		53,000	790,760
Vnet Group, Inc. - ADR (a)(c)		101,000	1,043,330
			14,170,367
Semiconductors & Semiconductor Equipment - 9.4%
AIXTRON SE		164,000	2,860,677
BE Semiconductor Industries NV		18,500	2,770,024
Canatu PLC (a)		51,364	512,585
Kokusai Electric Corp.		91,000	2,581,212
Sequans Communications SA - ADR (a)		10,092	95,469
Tower Semiconductor Ltd. (a)		108,776	7,864,505
			16,684,472
Software - 3.1%
BlackBerry Ltd. (a)		352,108	1,718,287
Gorilla Technology Group, Inc. (a)		37,100	684,866
IREN Ltd. (a)(c)		28,500	1,337,505
Opera Ltd. - ADR		83,413	1,721,644
			5,462,302
TOTAL INFORMATION TECHNOLOGY			47,717,882

MATERIALS - 6.8%
Chemicals - 1.5%
MEC Co. Ltd.		103,000	2,667,151
			$–
Construction Materials - 1.1%
Heidelberg Materials AG		8,530	1,928,176
			$–
Metals & Mining - 4.2%
Almonty Industries, Inc. (a)		392,000	2,363,760
IperionX Ltd. (a)		180,000	901,154
Lynas Rare Earths Ltd. (a)		140,746	1,563,703
Mitsui Kinzoku Co. Ltd.		35,000	2,719,052
			7,547,669
TOTAL MATERIALS			12,142,996

UTILITIES - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
Capital Power Corp.		22,066	1,036,152
TOTAL COMMON STOCKS (Cost $131,319,543)			173,576,127

WARRANTS - 0.1%		Contracts	Value
Sequans Communications (SQNS), Expires 09/30/2030, Exercise Price $0.01 (a)(e)		24,080	227,792
Sequans Communications (SQNS), Expires 10/05/2025, Exercise Price $0.01 (a)(e)		10,580	0
TOTAL WARRANTS (Cost $334,705)			227,792

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.1%		Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.27%(f)		17,962,061	17,962,061
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $17,962,061)			17,962,061

MONEY MARKET FUNDS - 3.2%		Shares	Value
First American Treasury Obligations Fund - Class X, 4.02%(f)		5,701,622	5,701,622
TOTAL MONEY MARKET FUNDS (Cost $5,701,622)			5,701,622

TOTAL INVESTMENTS - 110.8% (Cost $155,317,931)			197,467,602
Liabilities in Excess of Other Assets - (10.8)%			(19,268,075)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$178,199,527
two			–%
Percentages are stated as a percent of net assets.			–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
JSC - Public Joint Stock Company
LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $2,065,365 or 1.2% of the Fund’s net assets.

(c)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $17,928,017.
(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $227,792 or 0.1% of net assets as of September 30, 2025.

(f)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Hood River International Opportunity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$82,426,806	$91,149,321	$–	$173,576,127
Warrants	–	–	227,792	227,792
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	17,962,061
Money Market Funds	5,701,622	–	–	5,701,622
Total Investments	$88,128,428	$91,149,321	$227,792	$197,467,602

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $17,962,061 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.